INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Jan. 01, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect from change in tax rate	$ (1,600)	$ (1,633)	$ 0
Net deferred tax expenses		3,300
Increase in non-recognition of deferred income tax assets		56,500
Tax effect from revaluation of deferred income tax liabilities		(62,228)	0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	67,200	67,200	$ 27,500
Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction in deferred income tax assets		9,000
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries	305,000	305,000
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)	$ 68,000	$ 68,000